36. Management Compensation	12 Months Ended
Dec. 31, 2017
Management Compensation
Management Compensation

Key Management personnel include the statutory officers and the Board of Directors. The compensation paid to key Management personnel for services rendered is shown below:

	2017	2016

Salaries and other short term benefits	21,757	18,523
Share-based payments	6,791	1,200
	28,548	19,723